Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Loss Per Share [Abstract]
Schedule of anti-dilutive shares excluded from calculation of diluted net loss per share
	2022	2021
Convertible SPA notes	43,942,609	—
SPA make-whole provisions	130,180,503	—
SPA warrants	346,453,115	—
Convertible ATW notes	—	9,009,210
ATW NPA warrants	76,804,450	—
Other warrants	29,454,593	4,544,258
Stock-based compensation awards – SI Plan - Options	6,646,452	—
Stock-based compensation awards – SI Plan - RSUs(1)	17,869,663
Stock-based compensation awards – EI Plan	23,422,276	31,962,921
Stock-based compensation awards – STI Plan	5,618,512	9,526,727
Public warrants	23,540,988	22,977,568
Private warrants	111,131	674,551
Total	704,044,292	78,695,235

(1)	The Company’s subsidiaries in China have employees who are citizens of the PRC. Pursuant to the regulation Circular 78 and Circular 7 issued by the Central State Administration of Foreign Exchange of PRC (“SAFE”), we cannot release vested RSUs to its PRC citizen employees before they have completed the required SAFE registration with a dedicated account set up for each of them to repatriate proceeds back to China under the SAFE. As a result, 1,448,697 RSUs of the Company’s PRC citizens employees vested in 2022 were included in the outstanding RSUs at December 31, 2022 as unreleased RSUs because those employees did not complete the SAFE registration process.